Trust specific information	12 Months Ended
Dec. 31, 2020
Financial Risk, Management and Objectives
Trust specific information

(in thousands of U.S. dollars, unless otherwise indicated)

Financial Risk Management (note 6)

Investment Objective

The investment objective of the Trust is to provide a secure, convenient and exchange-traded investment alternative for investors interested in holding physical gold bullion without the inconvenience that is typical of a direct investment in physical gold bullion. The Trust invests and intends to continue to invest primarily in long-term holdings of unencumbered, fully allocated, physical gold bullion and does not speculate with regard to short-term changes in gold prices. The Trust will only purchase and expects only to own “Good Delivery Bars” as defined by the London Bullion Market Association (“LBMA”), with each bar purchased being verified against the LBMA source.

Significant risks that are relevant to the Trust are discussed here. General information on risks and risk management is described in Note 6 of the Generic Notes.

Fair Value Measurements

The reconciliation of bullion holdings for the years ended December 31, 2020 and 2019 is presented as follows:

	December 31, 2020	December 31, 2019
(in thousands of U.S. dollars)	$	$
Balance at beginning of year	2,457,683	2,021,999
Purchases	1,667,142	93,556
Sales	-	(3)
Redemptions for physical bullion	-	(29,133)
Realized gains (losses) on sales and redemptions for physical bullion	-	2,449
Change in unrealized gains (losses)	763,870	368,815
Balance at end of year	4,888,695	2,457,683

Realized gains (losses) on physical bullion include both realized gains (losses) on sales of physical bullion, and realized gains (losses) occurring upon unitholder redemptions for physical bullion.

The cost of physical bullion as at December 31, 2020 and 2019 was $3,765,027 and $2,097,885, respectively.

Market Risk

a) Other Price Risk

If the market value of gold increased by 1%, with all other variables held constant, this would have increased total equity and comprehensive income by approximately $48.9 million (December 31, 2019:  $24.6 million); conversely, if the value of gold bullion decreased by 1%, this would have decreased total equity and comprehensive income by the same amount.

b) Currency Risk

As at December 31, 2020, approximately $91 (December 31, 2019:  $317) of the Trust’s liabilities were denominated in Canadian dollars. As a result, a 1% change in the exchange rate between the Canadian and U.S. Dollars would have no material impact to the Trust.

Concentration Risk

The Trust’s risk is concentrated in physical gold bullion, whose value constitutes 99.9% of total equity as at December 31, 2020  (99.8% as at December 31, 2019).

Management Fees (note 8)

The Trust pays the Manager a monthly management fee equal to 1/12 of 0.35% of the value of net assets of the Trust (determined in accordance with the Trust’s trust agreement) plus any applicable Canadian taxes, calculated and accrued daily and payable monthly in arrears on the last day of each month.

Also, the Manager has agreed that if the expenses of the Trust, including the management fee, at the end of any month exceed an amount equal to 1/12 of 0.65% of the value of the net assets of the Trust, the management fee payable to the Manager for such month will be reduced by the amount of such excess up to the gross amount of the management fee earned by the Manager from the Trust for such month. Any such reduction in the management fee will not be carried forward or remain payable to the Manager in future months. The Manager did not waive any amounts payable for during years ended December 31, 2020 and 2019. In calculating the expenses of the Trust for purposes of the expense cap, the following will be excluded: any applicable taxes payable by the Trust or to which the Trust may be subject, and any extraordinary expenses of the Trust.

Tax Loss Carryforwards

As of the taxation year ended December 31, 2020, the Trust had capital losses available for tax purposes of $2 (December 31, 2019 $nil).

Related Party Disclosures (note 8)

There have been no other transactions between the Trust and its related parties during the reporting period, other than management fees as discussed above.

Other Risk

The changing economic and market climate as a result of COVID-19 has led to the Trust implementing its business continuity plan. Our portfolio managers, enterprise shared services teams and key outsource service providers are fully operational. The exact impacts of COVID-19 over the short and long-term are undeterminable at the date of this report.